Goodwill (Tables)	6 Months Ended
Jun. 30, 2015
Goodwill

	Six months ended	Year ended
	June 30,	December 31,
	2015	2014
	(in thousands)

Opening balance	$463,324	$357,523
Current period acquisitions (Note 3)	115,208	121,209
Prior period acquisitions (Note 3)	4,418	-
Foreign exchange movement	(4,914)	(15,408)

Closing balance	$578,036	$463,324